Discontinued Operations And Other Disposition (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Other Disposition [Abstract]
Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income

	Years Ended December 31,
	2013	2012	2011
Operating revenues	$12,264	$31,458	$67,391
Total operating expenses	8,710	24,286	49,617
Operating income	3,554	7,172	17,774
Other (income) expense:
Gain on sale	(21,178)	(14,718)	-
Other expenses, net	-	1,397	3,495
Income from discontinued operations before income taxes	24,732	20,493	14,279
Provision for income taxes	8,425	8,017	12,893
Income from discontinued operations	$16,307	$12,476	$1,386

Schedule Of Disposal Groups Including Discontinued Operations

	December 31,
	2013	2012
Property, plant and equipment, at cost	$319	$128,463
Less: accumulated depreciation	119	48,856
Net property, plant and equipment	200	79,607
Current assets	594	4,656
Regulatory assets	-	2,034
Other assets	-	126
Assets of discontinued operations held for sale	794	86,423

Current liabilities	14,348	2,074
Deferred income taxes and investment tax credits	-	5,166
Contributions in aid of construction	-	15,560
Other liabilities	468	837
Liabilities of discontinued operations held for sale	14,816	23,637

Net (liabilities) assets	$(14,022)	$62,786